Derivative Instruments - Funds Withheld Provision (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts recoverable from reinsurers	$ 42,091,115	$ 30,579,524	$ 23,100,644
SDA Annuity and Life Re
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts recoverable from reinsurers	4,094,584	2,506,911
US Alliance Life And Security Company Member
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts recoverable from reinsurers	17,217,236	$ 12,160,917
SRC2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts recoverable from reinsurers	5,108,908
Funds With held Provision Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Book value of assets	181,940,497
Market value of assets	177,570,935
Total return swap value	4,369,562
Amounts recoverable from reinsurers	4,369,562
Funds With held Provision Agreement | Ironbound Reinsurance Company Limited
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Book value of assets	100,442,130
Market value of assets	96,516,241
Total return swap value	3,925,889
Funds With held Provision Agreement | SDA Annuity and Life Re
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Book value of assets	21,072,864
Market value of assets	20,495,383
Total return swap value	577,481
Funds With held Provision Agreement | US Alliance Life And Security Company Member
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Book value of assets	36,801,442
Market value of assets	36,616,705
Total return swap value	184,737
Funds With held Provision Agreement | SRC2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Book value of assets	23,624,061
Market value of assets	23,942,606
Total return swap value	$ (318,545)